Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities	OTHER LONG-TERM LIABILITIES

As at December 31 (millions of dollars)	2023	2022
Post-retirement and post-employment benefit liability (Note 19)	1,531	1,376
Environmental liabilities (Note 20)	41	68
Lease obligations	37	43
Asset retirement obligations (Note 21)	36	28
Derivative liabilities (Note 17)	2	—
Other long-term liabilities	35	30
	1,682	1,545